Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2015	3,191	612
Balance at Dec. 31, 2015	$ 32	$ 6	$ 58,924	$ (20,181)	$ 38,781	$ 2,975	$ 41,756
Stock options - compensation costs			29		29		29
Net loss				(69)	(69)	(340)	(409)
Balance (in shares) at Dec. 31, 2016	3,191	612
Balance at Dec. 31, 2016	$ 32	$ 6	58,953	(20,250)	38,741	2,635	41,376
Stock options - compensation costs			12		12		12
Net loss				(307)	(307)	(509)	(816)
Balance (in shares) at Dec. 31, 2017	3,191	612
Balance at Dec. 31, 2017	$ 32	$ 6	$ 58,965	$ (20,557)	$ 38,446	$ 2,126	$ 40,572